53089  7/99
Prospectus Supplement
dated July 26, 1999 to:
Putnam Emerging Markets Fund       Putnam American Government Income Fund
Putnam Global Natural Resources Fund    Putnam Asia Pacific Growth Fund
Putnam High Yield Trust II              Putnam Global Growth and Income Fund
Putnam International Voyager Fund       Putnam U.S. Government Income Trust
Putnam New Value Fund

Prospectuses dated January 30, 1999
Putnam Health Sciences Trust
Prospectuses dated December 30, 1998

Effective July 26, 1999, each fund listed above will offer class C shares. This document provides important information about class C shares and supplements the Prospectus of each such fund.
THE SECTION "FEES AND EXPENSES" IS SUPPLEMENTED AS FOLLOWS:
FEES AND EXPENSES
This table summarizes the fees and expenses you may pay if you buy and hold class C shares of a fund. You pay shareholder fees directly. Annual fund operating expenses are deducted from a fund's assets.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed On Purchases (as a
percentage of the offering price)        NONE

Maximum Deferred Sales Charge
(Load)(as a percentage of the
original purchase price or redemption
proceeds, whichever is lower)            1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                                           Total Annual
                              Management   Distribution    Other           Fund Operating
                              Fees         (12b-1) Fees    Expenses        Expenses
                                           (after expense  (after expense  (after expense
                                           limitation*)    limitation*)    limitation*)
Emerging Markets              1.00%*+        1.00%          0.85%          2.85%*+
Global Natural Resources      0.70%          1.00%          0.25%          1.95%
High Yield Trust II           0.70%          1.00%          0.31%          2.01%
International Voyager         1.20%          1.00%          0.47%          2.67%
New Value                     0.65%          1.00%          0.26%          1.91%
Health Sciences               0.55%          1.00%          0.20%          1.75%
American Government Income    0.55%          1.00%          0.21%          1.76%
Asia Pacific Growth           0.79%          1.00%          0.42%          2.21%
Global Growth and Income      0.38%*++       1.00%          1.07%          2.45%*++
U.S.Government Income         0.43%          1.00%          0.19%          1.62%

+ In the absence of an expense limitation, estimated management fees and total fund operating expenses would have been 1.20% and 3.05% respectively.
++ In the absence of an expense limitation, estimated management fees and total fund operating expenses would have been 0.80% and 2.87% respectively.

EXAMPLE
This example translates the "total annual fund operating expenses" shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in a fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in a fund for the time periods shown and, except as stated, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

                           1 year         1      3        5      10
                          no redemption year   years    years   years
Emerging Markets              $288      $388    $883    $1,504   $3,176
Global Natural Resources      $198      $298    $612    $1,052   $2,275
High Yield Trust II           $204      $304    $630    $1,083   $2,338
International Voyager         $270      $370    $829    $1,415   $3,003
New Value                     $194      $294    $600    $1,032   $2,233
Health Sciences               $178      $278    $551    $  949   $2,062
American Government Income    $179      $279    $554    $  954   $2,073
Asia Pacific Growth           $224      $324    $691    $1,185   $2,544
Global Growth and Income      $248      $348    $764    $1,306   $2,786
U.S. Government Income        $165      $265    $511    $  881   $1,922

THE SECTION "HOW DO I BUY FUND SHARES?" IS REPLACED BY THE
FOLLOWING (EXCEPT FOR THE TABLES OF CLASS A AND CLASS M
INITIAL SALES CHARGES AND CLASS A AND CLASS B DEFERRED SALES
CHARGES, WHICH REMAIN UNCHANGED):

HOW DO I BUY FUND SHARES?
You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.
YOU CAN BUY SHARES
O    THROUGH A FINANCIAL ADVISOR Your advisor will be
responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.
O    THROUGH SYSTEMATIC INVESTING You can make regular
investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.
You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Mutual Funds.
Each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.
WHICH CLASS OF SHARES IS BEST FOR ME?
This prospectus offers you a choice of four classes of fund shares: A, B, C, and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:
CLASS A SHARES
O    Initial sales charge of up to 5.75%
O    Lower sales charge for investments of $50,000 or more
O    No deferred sales charge (except on certain redemptions
of shares bought without an initial sales charge)
O    Lower annual expenses, and higher dividends, than class
B, C or M shares because of lower 12b-1 fee

CLASS B SHARES
O    No initial sales charge; your entire investment goes to
work for you
O    Deferred sales charge of up to 5% if you sell shares
within 6 years after you bought them
O    Higher annual expenses, and lower dividends, than class A
or M shares because of higher 12b-1 fee
O    Convert automatically to class A shares after 8 years,
reducing the future 12b-1 fee (may convert sooner in some
cases)
O    Orders for class B shares for more than $250,000 are
treated as orders for class A shares or refused

CLASS C SHARES
O    No initial sales charge; your entire investment goes to
work for you
O    Deferred sales charge of up to 1.00% if you sell shares
within one year after you bought them
O    Higher annual expenses, and lower dividends, than class A
or M shares because of higher 12b-1 fee
O    No conversion to class A shares, so future 12b-1 fee does
not decrease
O    Orders of $1,000,000 or more and orders which because of
a right of accumulation or statement of intent would qualify for the purchase of class A shares without an initial sales charge will be treated as orders for class A shares or declined

CLASS M SHARES
O    Initial sales charge of up to 3.50%
O    Lower sales charges for larger investments of $50,000 or
more
O    No deferred sales charge
O    Lower annual expenses, and higher dividends, than class B
or C shares because of lower 12b-1 fee
O    Higher annual expenses, and lower dividends, than class A
shares because of higher 12b-1 fee
O    No conversion to class A shares, so future 12b-1 fee does
not decrease

O    YOU MAY BE ELIGIBLE FOR REDUCTIONS AND WAIVERS OF SALES
CHARGES. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Mutual Funds for assistance.
O    DISTRIBUTION (12B-1) PLANS. Each fund has adopted
distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% and 0.75% (0.50% for High Yield Trust II, American Government Income Fund and U.S. Government Income Trust) of average net assets, respectively. Because these fees are paid out of each fund's assets on an ongoing basis, the higher fees for class B, class C and class M shares will increase the cost of your investment over time and may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.